Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	$ 234,493
Amortization of intangible assets	91,812	$ 30,128
Intangible assets other than goodwill at end of period	409,568	234,493
Acquired software technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	42,244
Intangible assets other than goodwill at end of period	146,306	42,244
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	192,249
Intangible assets other than goodwill at end of period	263,262	192,249
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	292,974	90,061
Acquired through business combinations	268,800	197,199
Exchange differences	(2,237)	5,714
Intangible assets other than goodwill at end of period	559,537	292,974
Gross carrying amount | Acquired software technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	72,884	39,591
Acquired through business combinations	141,200	31,700
Exchange differences	(503)	1,593
Intangible assets other than goodwill at end of period	213,581	72,884
Gross carrying amount | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	220,090	50,470
Acquired through business combinations	127,600	165,499
Exchange differences	(1,734)	4,121
Intangible assets other than goodwill at end of period	345,956	220,090
Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(58,481)	(27,242)
Exchange differences	(324)	1,111
Amortization of intangible assets	91,812	30,128
Intangible assets other than goodwill at end of period	(149,969)	(58,481)
Accumulated depreciation, amortisation and impairment | Acquired software technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(30,640)	(19,974)
Exchange differences	(65)	424
Amortization of intangible assets	36,700	10,242
Intangible assets other than goodwill at end of period	(67,275)	(30,640)
Accumulated depreciation, amortisation and impairment | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(27,841)	(7,268)
Exchange differences	(259)	687
Amortization of intangible assets	55,112	19,886
Intangible assets other than goodwill at end of period	$ (82,694)	$ (27,841)